Taxation - Net deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Income Taxes [Abstract]
Deferred tax assets	$ 143	$ 178	[1]	$ 138	[1]
Deferred tax liabilities	(2,947)	(2,751)	[1]	(2,807)	[1]
Net deferred tax liabilities	$ (2,804)	$ (2,573)		$ (2,669)

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.